Significant Accounting Policies - Summary of Percentage of Revenues (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	50.80%	48.10%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	27.30%	31.20%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.90%	17.20%
Accounts Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	54.10%	53.60%
Accounts Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	25.90%	28.00%
Accounts Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.00%	16.80%